Share-Based Compensation - Schedule of Restricted Share Activities (Details) - Restricted Stock [Member]	12 Months Ended
Dec. 31, 2025 $ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Nonvested ordinary shares underlying, Outstanding beginning balance | shares
Weighted average fair value per ordinary share at the grant dates, Outstanding beginning balance | $ / shares
Nonvested ordinary shares underlying, Granted | shares	540,000
Weighted average fair value per ordinary share at the grant dates, Granted | $ / shares	$ 3.69
Nonvested ordinary shares underlying, Vested | shares	(540,000)
Weighted average fair value per ordinary share at the grant dates, Vested | $ / shares	$ 3.69
Nonvested ordinary shares underlying, Forfeited | shares
Weighted average fair value per ordinary share at the grant dates, Forfeited | $ / shares
Nonvested ordinary shares underlying, Outstanding ending balance | shares
Weighted average fair value per ordinary share at the grant dates, Outstanding ending balance | $ / shares